Material Accounting Policies - Additional Information (Detail)	3 Months Ended	12 Months Ended			21 Months Ended
	Mar. 31, 2023	Dec. 31, 2025 GBP (£) Segment	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2024 GBP (£)	Dec. 31, 2022 GBP (£)
Disclosure Of Summary Of Material Accounting Policies [Line Items]
Accumulated deficit		£ (252,334,000)	£ (224,294,000)		£ (224,294,000)
Cash flows used in operating activities		(7,467,000)	(19,118,000)	£ (26,439,000)
Cash and cash equivalents		24,251,000	6,749,000	£ 17,225,000	6,749,000	£ 41,912,000
Accrued clinical trial expenses		2,400,000	4,900,000		4,900,000
Accrued investigator fees		2,400,000	3,900,000		3,900,000
Prepayments for clinical trial expenses		400,000	400,000		400,000
Accrued contracted manufacturing expense		100,000	100,000		100,000
Prepayments for contracted manufacturing expenses		£ 0	£ 0		£ 0
Number of operating segment | Segment		1
Cash at banks maturity period		three months or less
Right of Use Assets [member]
Disclosure Of Summary Of Material Accounting Policies [Line Items]
Depreciation method		Straight-line
Maximum [member]
Disclosure Of Summary Of Material Accounting Policies [Line Items]
Income tax credit, cash rebate percentage	33.35%				26.97%
Patents [member]
Disclosure Of Summary Of Material Accounting Policies [Line Items]
Amortization rate		20 years